FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 21, 2022	Oct. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Assets held-in-trust, noncurrent				$ 40,293,597	$ 40,293,597	$ 230,158,259	$ 230,091,362
Stock price trigger for redemption of public warrants (in dollars per share)					$ 18.00
Class A Ordinary shares elected to redeem upon extension of business combination period		1,202,070
Cash withdrawn from Trust Account in connection with redemption	$ 148,079,821	$ 12,349,642	$ 148,079,821
Transferred from Level 3 to Level 2				660,000		$ 660,000
Public Warrant
FAIR VALUE MEASUREMENTS
Stock price trigger for redemption of public warrants (in dollars per share)					$ 18.00	$ 18.00
Cash
FAIR VALUE MEASUREMENTS
Assets held-in-trust, noncurrent				$ 40,293,597	$ 40,293,597	$ 598	82
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Assets held-in-trust, noncurrent						$ 230,157,661	$ 230,091,280